Noncontrolling Interest - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 28, 2013
Noncontrolling Interest [Line Items]
Redemption value of noncontrolling interests	$ 973
Redemption value of noncontrolling interests based on closing price		$ 22.84
CyrusOne Inc. and CyrusOne GP [Member]
Noncontrolling Interest [Line Items]
Number of outstanding partnership units purchased	21.9
Percentage of outstanding partnership units purchased	33.90%
Cincinnati Bell Inc. [Member]
Noncontrolling Interest [Line Items]
Percentage of retained ownership	66.10%
Number of operating partnership units owned	42.6